SECURITIES AND EXCHANGE COMMISSION
                               Washington, DC 20549


         NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2
                     UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Securities Act File No. 333-105916
                    Investment Company Act File No. 811-21323

                    EATON VANCE LIMITED DURATION INCOME FUND
                    ----------------------------------------
                               Name of Registrant

                       255 STATE STREET, BOSTON, MA 02109
                       ----------------------------------
                      Address of Principal Executive Office

     The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)  Title of Class of Securities to be Redeemed:

          AUCTION PREFERRED SHARES ("APS") SERIES A, SERIES B, SERIES C, SERIES D, AND SERIES E

(2)  Date on Which the Securities are to be Redeemed:

          THE APS WILL BE REDEEMED ON THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS: SERIES A ON OCTOBER 5, 2004, SERIES B ON OCTOBER 6, 2004, SERIES C ON OCTOBER 7, 2004, SERIES D ON OCTOBER 8, 2004, AND SERIES E ON OCTOBER 4, 2004.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

          ARTICLE VII, PARAGRAPHS 4(A)(I), 4(B) AND 4(C) OF THE AMENDED BY-LAWS

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

          SERIES A: 1,200 SHARES, SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES A SHARES IN PROPORTION TO THE NUMBER OF SERIES A SHARES THEY HOLD.


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          SERIES B: 1,200 SHARES, SELECTED PRO RATA AMONG THE HOLDERS OF THE
     SERIES B SHARES IN PROPORTION TO THE NUMBER OF SERIES B SHARES THEY HOLD.

          SERIES C: 1,200 SHARES, SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES C SHARES IN PROPORTION TO THE NUMBER OF SERIES C SHARES THEY HOLD.

          SERIES D: 1,200 SHARES, SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES D SHARES IN PROPORTION TO THE NUMBER OF SERIES D SHARES THEY HOLD.

          SERIES E: 1,200 SHARES, SELECTED PRO RATA AMONG THE HOLDERS OF THE SERIES E SHARES IN PROPORTION TO THE NUMBER OF SERIES E SHARES THEY HOLD.


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                                    SIGNATURE

     Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 20th day of August 2004.


                                          Eaton Vance Limited Duration
                                          Income Fund


                                          By: /s/ Thomas E. Faust Jr.
                                              -------------------------
                                              Name: Thomas E. Faust Jr.
                                              Title: President




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